SUPPLEMENT DATED MAY 2, 2011

TO PROSPECTUS DATED APRIL 30, 2004
FOR KEYPORT ADVISOR VISTA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

This supplement contains information about the Columbia Funds that are available under your Contract.

On February 15, 2011, shareholders approved the merger of the following Columbia Funds Variable Insurance Trust funds (each an “Acquired Fund”) into the corresponding acquiring fund (each, an “Acquiring Fund”) after the close of business April 29, 2011:

Acquired Fund	Acquiring Fund
Columbia International Fund, Variable Series, Class A	Threadneedle Variable Portfolio – International Opportunity Fund, Class 1
Columbia Large Cap Value Fund, Variable Series, Class A	RiverSource Variable Portfolio – Diversified Equity Income Fund, Class 1
Columbia Large Cap Growth Fund, Variable Series, Class A	Seligman Variable Portfolio – Growth Fund, Class 1

Columbia Federal Securities Fund, Variable Series, Columbia Large Cap Growth Fund, Variable Series, Columbia International Fund, Variable Series and Columbia Large Cap Value Fund, Variable Series are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

Effective immediately, the names of the Acquiring Funds have been changed from:

Old Name	to	New Name
Threadneedle Variable Portfolio – International Opportunity Fund, Class 1		Columbia Variable Portfolio – International Opportunity Fund, Class 1
RiverSource Variable Portfolio – Diversified Equity Income Fund, Class 1		Columbia Variable Portfolio – Diversified Equity Income Fund, Class 1
Seligman Variable Portfolio – Growth Fund, Class 1		Columbia Variable Portfolio – Large Cap Growth Fund, Class 1

Advisor Vista (US) 5/2011

Also effective immediately, the name and class of the following Columbia Funds available under your Contract have also been changed from:

Old Name	to	New Name
Columbia Money Market Fund, Variable Series, Class A		Columbia Variable Portfolio – Money Market Fund, Class 1
Columbia Asset Allocation Fund, Variable Series, Class A		Columbia Variable Portfolio – Asset Allocation Fund, Class 1
Columbia Small Company Growth Fund, Variable Series, Class A		Columbia Variable Portfolio – Small Company Growth Fund, Class 1
Columbia Strategic Income Fund, Variable Series, Class A		Columbia Variable Portfolio – Strategic Income Fund, Class 1
Columbia High Yield Fund, Variable Series, Class A		Columbia Variable Portfolio – High Income Fund, Class 1
Columbia Small Cap Value Fund, Variable Series, Class A		Columbia Variable Portfolio – Small Cap Value Fund, Class 1

The following list reflects the new name and class of each of the Columbia Funds that are available under your Contract:

Columbia Variable Portfolio – Asset Allocation Fund, Class 1
Columbia Variable Portfolio – Diversified Equity Income Fund, Class 1
Columbia Variable Portfolio – High Income Fund, Class 1
Columbia Variable Portfolio – International Opportunity Fund, Class 1
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1
Columbia Variable Portfolio – Money Market Fund, Class 1
Columbia Variable Portfolio – Small Company Growth Fund, Class 1
Columbia Variable Portfolio – Small Cap Value Fund, Class 1
Columbia Variable Portfolio – Strategic Income Fund, Class 1

Please retain this supplement with your prospectus for future reference.

Advisor Vista (US) 5/2011